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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

    For the monthly distribution period from March 1, 2007 to March 31, 2007

             Commission File Number of issuing entity: 333-131211-19

                      GMACM HOME EQUITY LOAN TRUST 2007-HE1
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131211

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
              (Exact name of depositor as specified in its charter)

                               GMAC MORTGAGE, LLC
               (Exact name of sponsor as specified in its charter)

                     New York                                None
------------------------------------------------   ----------------------------
 (State or other jurisdiction of incorporation           (I.R.S. Employer
or organization of  the issuing entity)                 Identification No.)

       c/o GMAC Mortgage, LLC, as Servicer
                 100 Witmer Road

                Horsham, PA                                    19044
------------------------------------------------            -----------
            (Address of principal executive offices of       (Zip Code)
                         issuing entity)

                                 (215) 682-1000
                    (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

     Title of Class       Registered/reported pursuant to     Name of exchange
                                   (check one)               (If Section 12(b))

                         Section   Section  Section
Mortgage Pass Through     12(b)    12(g)     15(d)
Certificates, Series
2007-HE1,  in the classes
  specified herein        [___]    [___]     [ X ]           _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes   X   No __

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                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE1 (the "Notes") dated March 28, 2007, and related Prospectus dated December 4, 2006 (collectively, the "Prospectus"), of the GMACM Home Equity Loan Trust 2007-HE1 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Notes were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4 and Class A-5.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   April 2007 Monthly Statement to Noteholders

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 4.1 Servicing Agreement, dated as of March 29, 2007, among GMAC Mortgage, LLC, as servicer, the GMACM Home Equity Loan Trust 2007-HE1, as issuer, and The Bank of New York Trust Company, N.A., as indenture trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 4.2 Trust Agreement, dated as of March 29, 2007, between Residential Asset Mortgage Products, Inc., as depositor, and Wilmington Trust Company, as owner trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13,
     2007).

Exhibit 4.3 Indenture, dated as of March 29, 2007, between the GMACM Home Equity Loan Trust 2007-HE1, as issuer, and The Bank of New York Trust Company, N.A., as indenture trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13,
     2007).

Exhibit 10.1 Mortgage Loan Purchase Agreement, dated as of March 29, 2007, among GMAC Mortgage, LLC, as seller and servicer, Walnut Grove Mortgage Loan Trust 2003-A, as seller, Residential Asset Mortgage Products, Inc., as purchaser, GMACM Home Equity Loan Trust 2007-HE1, as issuer, and The Bank of New York Trust Company, N.A., as indenture trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 10.2 The Note Guaranty Insurance Policy, dated as of March 29, 2007, Policy No. 493870, issued by MBIA Insurance Corporation (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 10.3 Yield Maintenance Agreement, dated as of the March 29, 2007, between The Bank of New York Trust Company, N.A., not in its individual capacity but solely as Indenture Trustee, for the benefit of the GMACM Home Equity Loan Trust 2007-HE1, and JPMorgan Chase Bank, National Association, which is comprised of an ISDA Master Agreement, a Schedule, a Confirmation and a Credit Support Annex (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13,
     2007).

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                                   SIGNATURES




        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  April 25, 2007



                      GMACM Home Equity Loan Trust 2007-HE1
                                    (Issuing entity)

                       By: GMAC Mortgage, LLC, as Servicer


                                            By:  /s/ Jeff Demshock
                                                 Name:   Jeff Demshock
                                                 Title:  Limited Signing Officer


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                EXHIBIT 99.1 -- MONTHLY STATEMENT TO NOTEHOLDERS